Sterling Capital Variable Insurance Funds

434 Fayetteville Street

Fifth Floor

Raleigh, North Carolina 27601

May 2, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Variable Insurance Funds (the “Trust”): File Nos. 333-121205 and 811-21682

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 28, 2014 and effective May 1, 2014:

(i)	Prospectus, dated May 1, 2014, relating to the Sterling Capital Equity Income VIF;

(ii)	Prospectus, dated May 1, 2014, relating to the Sterling Capital Special Opportunities VIF;

(iii)	Prospectus, dated May 1, 2014, relating to the Sterling Capital Total Return Bond VIF; and

(iv)	Statement of Additional Information, dated May 1, 2014, relating to the Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF and the Sterling Capital Total Return Bond VIF.

STERLING CAPITAL VARIABLE INSURANCE FUNDS Registrant

/s/ James T. Gillespie
*James T. Gillespie President

*By:	/s/ Thomas R. Hiller
Thomas R. Hiller, solely in his capacity as Attorney-in-fact, pursuant to power of attorney filed herewith